FINANCIAL RISK MANAGEMENT - Maturity Analysis (Details) $ in Millions	Dec. 29, 2024 USD ($)
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	$ 2,143.4
Financial liabilities at amortised cost	2,684.3
Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	1,140.6
Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	625.0
Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	719.1
More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	199.6
Accounts payable and accrued liabilities
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	490.1
Financial liabilities at amortised cost	490.1
Accounts payable and accrued liabilities | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	490.1
Accounts payable and accrued liabilities | Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Accounts payable and accrued liabilities | Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Accounts payable and accrued liabilities | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Long-term debt
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	1,535.9
Financial liabilities at amortised cost	1,535.9
Long-term debt | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	300.0
Long-term debt | Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	450.0
Long-term debt | Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	647.1
Long-term debt | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	138.8
Purchase and other obligations
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	0.0
Financial liabilities at amortised cost	521.0
Purchase and other obligations | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	325.0
Purchase and other obligations | Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	130.2
Purchase and other obligations | Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	46.3
Purchase and other obligations | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	19.5
Lease obligations
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	117.4
Financial liabilities at amortised cost	137.3
Lease obligations | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	25.5
Lease obligations | Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	44.8
Lease obligations | Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	25.7
Lease obligations | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	$ 41.3